Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	695,464,547.61	34,268
Yield Supplement Overcollateralization Amount 06/30/24	67,593,039.57	0
Receivables Balance 06/30/24	763,057,587.18	34,268
Principal Payments	28,947,770.07	628
Defaulted Receivables	1,125,782.56	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	63,970,020.55	0
Pool Balance at 07/31/24	669,014,014.00	33,598

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.00%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	10,619,430.36	420
Past Due 61-90 days	3,303,894.72	131
Past Due 91-120 days	627,919.36	24
Past Due 121+ days	0.00	0
Total	14,551,244.44	575

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	931,858.62
Aggregate Net Losses/(Gains) - July 2024	193,923.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	-0.14%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.34%

Overcollateralization Target Amount	7,693,661.16
Actual Overcollateralization	7,693,661.16
Weighted Average Contract Rate	5.98%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	49.41

Flow of Funds	$ Amount
Collections	33,721,828.38
Investment Earnings on Cash Accounts	16,316.18
Servicing Fee	(635,881.32)
Transfer to Collection Account	-
Available Funds	33,102,263.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,855,330.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,802,691.31
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,693,661.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,889,360.98

Total Distributions of Available Funds	33,102,263.24

Servicing Fee	635,881.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	687,466,705.31
Principal Paid	26,146,352.47
Note Balance @ 08/15/24	661,320,352.84

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2a
Note Balance @ 07/15/24	141,758,056.53
Principal Paid	15,423,214.57
Note Balance @ 08/15/24	126,334,841.96
Note Factor @ 08/15/24	57.0360460%

Class A-2b
Note Balance @ 07/15/24	98,558,648.78
Principal Paid	10,723,137.90
Note Balance @ 08/15/24	87,835,510.88
Note Factor @ 08/15/24	57.0360460%

Class A-3
Note Balance @ 07/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	316,300,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-4
Note Balance @ 07/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	84,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	31,200,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	15,650,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,066,549.79
Total Principal Paid	26,146,352.47
Total Paid	29,212,902.26

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	657,993.65
Principal Paid	15,423,214.57
Total Paid to A-2a Holders	16,081,208.22

Class A-2b
SOFR Rate	5.33741%
Coupon	5.74741%
Interest Paid	487,782.39
Principal Paid	10,723,137.90
Total Paid to A-2b Holders	11,210,920.29

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9521538
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1709771
Total Distribution Amount	28.1231309

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.9706260
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.6307656
Total A-2a Distribution Amount	72.6013916

A-2b Interest Distribution Amount	3.1674181
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.6307656
Total A-2b Distribution Amount	72.7981837

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	107.19
Noteholders' Third Priority Principal Distributable Amount	598.56
Noteholders' Principal Distributable Amount	294.25

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	2,603,351.22
Investment Earnings	11,587.24
Investment Earnings Paid	(11,587.24)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,628,587.21	5,371,555.99	4,494,313.49
Number of Extensions	210	182	157
Ratio of extensions to Beginning of Period Receivables Balance	0.87%	0.68%	0.54%